Investment Objectives and Goals - MML Series Investment Fund II	Dec. 31, 2025
MML VIP Barings Core Bond Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital.
MML VIP Barings Inflation-Protected and Income Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
MML VIP Barings Short-Duration Bond Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

MML VIP Barings U.S. Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks current income consistent with preservation of capital and liquidity.
MML VIP BlackRock Balanced Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks a high total return.
MML VIP BlackRock iShares 60/40 Allocation Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MML VIP BlackRock iShares 80/20 Allocation Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MML VIP Franklin Templeton Equity Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income.
Objective, Secondary [Text Block]	Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.
MML VIP Invesco Discovery Large Cap Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
MML VIP Invesco Discovery Mid Cap Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
MML VIP Invesco Small Cap Equity Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks capital appreciation.